General information	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda. We provide offshore drilling services to the oil and gas industry. As at June 30, 2022 we owned 21 drilling rigs, leased two, and managed seven rigs on behalf of SeaMex (five) and Sonadrill (two). Our fleet consists of drillships, jackup rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments.
As used herein, the term "Predecessor" refers to the financial position and results of operations of Seadrill Limited prior to, and including, February 22, 2022. This is also applicable to terms "we", "our", "Group" or "Company" in the context of events on and prior to February 22, 2022. As used herein, the term "Successor" refers to the financial position and results of operations of Seadrill Limited (previously Seadrill 2021 Limited) after February 22, 2022 ("the Effective Date"). This is also applicable to terms "new Successor", "we", "our", "Group" or "Company" in the context of events after February 23, 2022 (Successor).
The use herein of such terms as "Group", "organization", "we", "us", "our" and "its", or references to specific entities, is not intended to be a precise description of corporate relationships.
Emergence from Chapter 11 proceedings
On February 22, 2022 (Predecessor), Seadrill Limited and certain of its subsidiaries which filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code in the Bankruptcy Court ("Debtors"), completed its comprehensive restructuring and emerged from Chapter 11 proceedings. Please refer to Note 3 - "Chapter 11" for further details.
In our report at June 30, 2021 (Predecessor), we had raised a substantial doubt as to our ability to continue as a going concern as a result of the fact that we were in Chapter 11 proceedings and there was a degree of inherent risk associated with being in bankruptcy and whether the Plan of Reorganization would be confirmed. Having now emerged from Chapter 11 proceedings and with access to exit financing, we believe that cash on hand, contract and other revenues will generate sufficient cash flows to fund our anticipated debt service and working capital requirements for the next twelve months. Therefore, there is no longer a substantial doubt over our ability to continue as a going concern for at least the next twelve months following the date of issue of the financial statements.
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar ("US dollar", "$" or "US$") rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries, and any variable interest entity in which we are the primary beneficiary.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2021 (Predecessor) (SEC File No. 001-39327).
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.
Basis of consolidation
We consolidate entities in which we control directly or indirectly more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Fresh Start accounting
Upon emergence from bankruptcy on February 22, 2022 (the "Effective Date"), in accordance with ASC 852, Reorganizations ("ASC 852"), Seadrill Limited qualified for Fresh Start accounting and became a new entity for financial reporting purposes. We allocated the reorganization value resulting from Fresh Start accounting in accordance with the purchase price allocation performed as of the Effective Date. Refer to Note 4 - "Fresh Start accounting" for further details.
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2021.
Within the comparative periods presented in these financial statements, Seadrill had not incurred significant rig reactivation costs, and therefore we had not disclosed our accounting policy for rig reactivations in the Consolidated Financial Statements for the year ended December 31, 2021. Though not a change in accounting policy, due to the significant increase in rig reactivation activity starting in the first half of 2022, management has therefore disclosed below our current accounting policy for these costs.
Rig reactivation project costs
Most reactivation costs are capitalized. The incremental cost of equipment depreservation activities and one-time major equipment overhaul or replacement of systems and equipment, certain directly identifiable personnel costs and costs to move rigs from stacking locations to the shipyards are capitalized and depreciated over the remaining lives of the rigs. General and admin and overhead costs related to reactivation projects are accounted for as operating expenses.
Rig upgrade costs that increase the marketability of the rig beyond the current contract are depreciated over the remaining lives of the rigs. Costs incurred to install equipment or modify to current rig specifications that will not increase the marketability of the rig beyond the current contract, and rig mobilization costs, are deferred and amortized over the initial contract period.
The cost of reactivation project related long-term maintenance (LTM) activities such as major classification surveys and other major certifications are capitalized and depreciated over a period of between 2 and 5 years (depending on the period covered by the re-certification).